Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)(1)	Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“Other NEOs”) ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)		Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Company- Selected Measure: EEPS ($)(5)
							TSR (Calculated per Item 201(e) of Reg S-K) ($)	Peer Group TSR (Calculated per Item 201(e) of Reg S-K) ($)(4)
2024	13,030,846	33,455,326	(6)	4,683,779	12,622,004	(6)	219	164	740.6	21.36
2023	14,617,823	4,737,760		5,667,535	11,365		180	144	906.1	19.48
2022	13,743,212	12,828,824		5,648,688	5,767,013		188	123	1,388.1	20.02
2021	9,063,156	50,596,284	(6)	3,960,965	20,158,091	(6)	195	142	890.1	18.05
2020	7,632,026	19,261,190		2,346,688	4,431,940		121	114	427.0	13.30

Company Selected Measure Name	Economic earnings per share
Named Executive Officers, Footnote	For each of 2024, 2023, and 2022, represents the total compensation as reported in the Summary Compensation Table included in this
Proxy Statement for Mr. Horgen, the Company’s President and Chief Executive Officer. For 2021 and 2020, represents the total compensation as reported in the Summary Compensation Table for Mr. Horgen in the 2023 Proxy Statement.

Peer Group Issuers, Footnote	Reflects the TSR of the S&P MidCap 400 index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 13,030,846	$ 14,617,823	$ 13,743,212	$ 9,063,156	$ 7,632,026
PEO Actually Paid Compensation Amount	$ 33,455,326	4,737,760	12,828,824	50,596,284	19,261,190
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” represents a calculation of compensation under SEC rules that differs significantly from the Summary
Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate “Compensation Actually Paid to PEO” and “Average Compensation
Actually Paid to Other NEOs,” the below adjustments were made to total compensation as reported in the Summary Compensation Table.
The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of Compensation Actually
Paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year		Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(7)	Deduct Fair Value as of Prior Year- End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2024	(6)	13,030,846	(6,226,000)	7,260,144	13,055,634	6,328,306	—	—	6,396	33,455,326
2023		14,617,823	(8,990,000)	8,467,709	(8,306,040)	(1,058,423)	—	—	6,691	4,737,760
2022		13,743,212	(6,925,000)	10,277,354	(1,822,612)	(2,453,065)	—	—	8,934	12,828,824
2021	(6)	9,063,156	(3,500,000)	4,753,187	34,957,185	5,421,436	—	(108,850)	10,168	50,596,284
2020		7,632,026	(4,275,000)	6,773,932	9,242,980	(99,356)	—	(93,468)	80,075	19,261,190
Other NEOs
2024	(6)	4,683,779	(2,288,875)	2,677,827	4,464,765	3,082,756	—	—	1,753	12,622,004
2023		5,667,535	(3,010,000)	2,835,239	(5,308,086)	(176,064)	—	—	2,741	11,365
2022		5,648,688	(2,712,500)	4,025,548	(717,625)	(479,865)	—	—	2,767	5,767,013
2021	(6)	3,960,965	(1,718,750)	2,334,109	13,800,674	1,793,895	—	(15,387)	2,586	20,158,091
2020		2,346,688	(1,350,000)	1,863,602	1,607,295	(186,941)	189,655	(54,942)	16,584	4,431,940
(3)For 2024, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Ms.
Ritchea, and Ms. Padiyar. For 2023, represents the average total compensation as reported in the Summary Compensation Table for Mr.
Wojcik, Mr. Jamal, and John R. Erickson, Head of Affiliate Engagement. For each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Mr. Erickson, and David M. Billings, former
General Counsel and Secretary. For 2020, represents the average total compensation as reported in the Summary Compensation Table for
Mr. Wojcik, Mr. Billings, Sean M. Healey, who served as Executive Chairman until his passing in May 2020, and Hugh P. B. Cutler, former
Head of Global Distribution.

Non-PEO NEO Average Total Compensation Amount	$ 4,683,779	5,667,535	5,648,688	3,960,965	2,346,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,622,004	11,365	5,767,013	20,158,091	4,431,940
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” represents a calculation of compensation under SEC rules that differs significantly from the Summary
Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate “Compensation Actually Paid to PEO” and “Average Compensation
Actually Paid to Other NEOs,” the below adjustments were made to total compensation as reported in the Summary Compensation Table.
The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of Compensation Actually
Paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year		Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(7)	Deduct Fair Value as of Prior Year- End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2024	(6)	13,030,846	(6,226,000)	7,260,144	13,055,634	6,328,306	—	—	6,396	33,455,326
2023		14,617,823	(8,990,000)	8,467,709	(8,306,040)	(1,058,423)	—	—	6,691	4,737,760
2022		13,743,212	(6,925,000)	10,277,354	(1,822,612)	(2,453,065)	—	—	8,934	12,828,824
2021	(6)	9,063,156	(3,500,000)	4,753,187	34,957,185	5,421,436	—	(108,850)	10,168	50,596,284
2020		7,632,026	(4,275,000)	6,773,932	9,242,980	(99,356)	—	(93,468)	80,075	19,261,190
Other NEOs
2024	(6)	4,683,779	(2,288,875)	2,677,827	4,464,765	3,082,756	—	—	1,753	12,622,004
2023		5,667,535	(3,010,000)	2,835,239	(5,308,086)	(176,064)	—	—	2,741	11,365
2022		5,648,688	(2,712,500)	4,025,548	(717,625)	(479,865)	—	—	2,767	5,767,013
2021	(6)	3,960,965	(1,718,750)	2,334,109	13,800,674	1,793,895	—	(15,387)	2,586	20,158,091
2020		2,346,688	(1,350,000)	1,863,602	1,607,295	(186,941)	189,655	(54,942)	16,584	4,431,940
(3)For 2024, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Ms.
Ritchea, and Ms. Padiyar. For 2023, represents the average total compensation as reported in the Summary Compensation Table for Mr.
Wojcik, Mr. Jamal, and John R. Erickson, Head of Affiliate Engagement. For each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Mr. Erickson, and David M. Billings, former
General Counsel and Secretary. For 2020, represents the average total compensation as reported in the Summary Compensation Table for
Mr. Wojcik, Mr. Billings, Sean M. Healey, who served as Executive Chairman until his passing in May 2020, and Hugh P. B. Cutler, former
Head of Global Distribution.

Compensation Actually Paid vs. Total Shareholder Return	The following exhibits reflect the relationship between “Compensation Actually Paid to PEO” and “Average Compensation
Actually Paid to Other NEOs” and the performance measures shown in the above Pay Versus Performance Table during the five most recently-completed fiscal years:

CAP vs. Company and Peer Group TSR

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. EEPS

Total Shareholder Return Vs Peer Group	The following exhibits reflect the relationship between “Compensation Actually Paid to PEO” and “Average Compensation
Actually Paid to Other NEOs” and the performance measures shown in the above Pay Versus Performance Table during the five most recently-completed fiscal years:

CAP vs. Company and Peer Group TSR

Tabular List, Table

Tabular List of Financial Performance Measures(1)
EEPS
Annual Adjusted EBITDA
Absolute TSR
Relative TSR

Total Shareholder Return Amount	$ 219	180	188	195	121
Peer Group Total Shareholder Return Amount	164	144	123	142	114
Net Income (Loss)	$ 740,600,000	$ 906,100,000	$ 1,388,100,000	$ 890,100,000	$ 427,000,000.0
Company Selected Measure Amount | $ / shares	21.36	19.48	20.02	18.05	13.30
PEO Name	Mr. Horgen
Additional 402(v) Disclosure	For 2024 and 2021, “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Other NEOs” reflect the strong appreciation of AMG’s stock price during such years, and the consequent increase in value of outstanding awards, driven by the value of the one-time special Long-Term Equity Alignment Awards granted in 2019.
(7)Represents the vesting of equity awards held by Mr. Healey in accordance with the terms of such awards upon his passing in May 2020.
	See the “Compensation Discussion and Analysis – Summary of Performance Assessment Target Descriptions and Rationale, and 2024 Target Setting Process” section of this Proxy Statement for more information about the above measures.
Measure:: 1
Pay vs Performance Disclosure
Name	EEPS
Non-GAAP Measure Description	Economic earnings per share, or EEPS, is a non-GAAP financial measure. Additional information on non-GAAP financial performance measures, including reconciliations to the most directly comparable GAAP measure, can be found in AMG’s 2024 Annual Report on Form
10-K (or, with respect to amounts above for 2021 and 2020, AMG's Quarterly Report on Form 10-Q for the quarter ended March 31, 2023)
under “Supplemental Financial Performance Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,226,000)	$ (8,990,000)	$ (6,925,000)	$ (3,500,000)	$ (4,275,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,260,144	8,467,709	10,277,354	4,753,187	6,773,932
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,055,634	(8,306,040)	(1,822,612)	34,957,185	9,242,980
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,328,306	(1,058,423)	(2,453,065)	5,421,436	(99,356)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(108,850)	(93,468)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,396	6,691	8,934	10,168	80,075
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,288,875)	(3,010,000)	(2,712,500)	(1,718,750)	(1,350,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,677,827	2,835,239	4,025,548	2,334,109	1,863,602
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,464,765	(5,308,086)	(717,625)	13,800,674	1,607,295
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	189,655
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,082,756	(176,064)	(479,865)	1,793,895	(186,941)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(15,387)	(54,942)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,753	$ 2,741	$ 2,767	$ 2,586	$ 16,584